ACQUISITION OF NON-CONTROLLING INTEREST (Details) - USD ($)	Sep. 18, 2019	May 31, 2017	Dec. 31, 2019	Jun. 27, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 12,990,000
Cash transferred				$ 22,000,000
Non-controlling interest			$ 0		$ 31,829,000
Puna Operations Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	25.00%
Consideration transferred, acquisition-date fair value	$ 32,364,000
Cash transferred	2,261,000
Consideration transferred, cancellation of debt and related interests	11,369,000
Equity interests of acquirer	18,218,000
Consideration transferred, transfer of shares for cancellation, fair value	516,000
Non-controlling interest	33,981,000		$ 0
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	154,000
Puna Operations Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture		75.00%
Non-controlling interests difference in carrying value and fair value	$ 1,617,000